Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,527,000
Previously Paid Amount	0.00
Total Fee Amount	1,089.85
Total Offset Amount	0.00
Net Fee	1,089.85
Narrative - Max Aggregate Offering Price	$ 12,527,000
Final Prospectus	true